Scheduled Maturities Of Time Deposits (Tables)	12 Months Ended
Dec. 31, 2015
Maturities of Time Deposits [Abstract]
Scheduled Maturities Of Time Deposits
Scheduled maturities of the Company's time deposits outstanding at December 31, 2015 are summarized as follows (in thousands):

2016	$437,542
2017	213,288
2018	192,576
2019	127,682
2020	46,452
Over five years	16
$1,017,556

Scheduled Maturities Of Time Deposits Of $100,000 Or More
Scheduled maturities of Company's time deposits that meet or exceed the FDIC insurance limit of $250,000 are summarized as follows (in thousands):

	2015	2014

Within one year	$35,160	$34,544
Over one through two years	16,491	16,318
Over two through three years	19,032	6,014
Over three through four years	10,907	19,808
Over four through five years	4,709	6,538
Over five years	—	—
	$86,299	$83,222